FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-30139

THE GABELLI VALUE FUND INC. (the “Fund”)

Supplement dated December 9, 2013, to the Fund’s Summary Prospectuses for Class A Shares, Class C Shares, Class I Shares, and for Class AAA Shares, each dated April 30, 2013

Effective December 9, 2013, all references in the Summary Prospectus to The Gabelli Value Fund Inc. should be replaced with The Gabelli Value 25 Fund Inc.

Please retain this Supplement with your Summary Prospectus for reference.